Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Target 2055 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2055 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, derivatives, and cash. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within five years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:
Manning & Napier Pro-Blend® Conservative Term Series	0%
Manning & Napier Pro-Blend® Moderate Term Series	0%
Manning & Napier Pro-Blend® Extended Term Series	0%
Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2014, the asset allocation of the Pro-Blend® Maximum Term Series was 90.54% stocks, 8.04% bonds, and 1.42% cash. The Pro-Blend® Maximum Term Series did not invest in derivatives as of December 31, 2014.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts. There are no prescribed limits on the sector allocations of the Pro-Blend® Maximum Term Series' investments and, from time to time, it may focus its investments in one or more sectors. The Pro-Blend® Maximum Term Series may also invest in derivative instruments. It may write (sell) options on securities and allocate a portion of its assets to a quantitative managed futures strategy, pursuant to which it may buy and sell various fixed income, equity, currency and commodity futures contracts.

In general, the portion of the Series invested in stocks will decrease and the portion invested in bonds and cash investments will increase as the Series approaches its target date in accordance with a predetermined "glide range". The graph below represents this glide range and illustrates the range of stock exposure over time as well as the Series' position along the glide range as of December 31, 2014. As illustrated below, the Series' stock allocation range will continue to be reduced for five years beyond the Series' target date.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation among underlying funds if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series’ name; and (iii) are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other mutual funds with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security. Please see “Principal Risks of the Underlying Funds” for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series’ investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Due to recent events in the fixed income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, the underlying fund may be subject to heightened interest rate risk as a result of a rise or increased volatility in interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or further increase volatility in the fixed income market. In response to these events, an underlying fund’s value may fluctuate and/or the underlying fund may experience increased redemptions from shareholders, which may impact the underlying fund’s liquidity or force the underlying fund to sell securities into a declining or illiquid market.

Interest rate risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Options and futures risk — An underlying fund is subject to the following risks due to its ability to invest in options and futures:
  Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.
  An underlying fund may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the underlying fund’s investments in such contracts may not be as liquid as the underlying fund’s other investments.
Because the futures portion of an underlying fund’s portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of trends and historical information, an underlying fund is subject to the additional risk that the effectiveness of the quantitative investment approach may be limited due to factors such as changing market dynamics or the Advisor’s judgments regarding the investment criteria underlying the approach proving to be incorrect.

Commodities risk — The values of commodity futures contracts are based upon the price movements of physical commodities (such as energy, minerals, or agricultural products), which may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments, The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect, which could cause an underlying fund to sustain losses.

Sector focus risk — Because an underlying fund’s investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, an underlying fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2055+ Index, and a 2055 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2055 Series’ asset classes based on the midpoints of their respective weighting in the Series’ asset allocation glide range over time. At December 31, 2014, the components of the 2055 Composite Benchmark were as follows: Russell 3000® Index (62%), MSCI ACWI ex USA Index (21%), and Barclays U.S. Aggregate Bond Index (17%). The 2055 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2055+ Index, and a 2055 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2055 Series’ asset classes based on the midpoints of their respective weighting in the Series’ asset allocation glide range over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2055+ Index, and a 2055 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2055 Series’ asset classes based on the midpoints of their respective weighting in the Series’ asset allocation glide range over time. At December 31, 2014, the components of the 2055 Composite Benchmark were as follows: Russell 3000® Index (62%), MSCI ACWI ex USA Index (21%), and Barclays U.S. Aggregate Bond Index (17%). The 2055 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 3/31/2013): 9.08% Lowest (quarter ended 9/30/2014): (3.33)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series and the S&P Target Date Index are calculated from June 25, 2012, the Series’ inception date. Performance numbers for the 2055 Composite Benchmark are calculated from June 30, 2012. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Target 2055 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.85%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.67%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.80%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[1],[2]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	2,170
1 Year	rr_AverageAnnualReturnYear01	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	18.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.84%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.91%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.79%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[1],[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	2,031
2013	rr_AnnualReturn2013	25.45%
2014	rr_AnnualReturn2014	5.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.33%)
1 Year	rr_AverageAnnualReturnYear01	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	18.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	5.44%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.76%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[1],[2]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	2,378
1 Year	rr_AverageAnnualReturnYear01	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	17.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | Return After Taxes on Distributions | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.35%
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	13.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | S&P Target Date 2055+ Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	15.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | 2055 Composite Benchmark (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	15.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2012

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2023 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).